Share-Based Compensation - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Tax benefit for the tax deductions from option exercises	$ 100,000	$ 100,000	$ 2,200,000
Unrecognized share-based compensation expense, options	0
Share-based compensation expense	$ 47,100,000	$ 49,507,000	$ 38,391,000
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance achievement, percentage of granted shares (up to)	200.00%
Share-based payment arrangements | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Share-based payment arrangements | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	5 years
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in USD per share)	$ 0
Pre-vesting forfeitures percentage	6.00%
Unrecognized share-based compensation expense related to employee stock option awards	$ 59,800,000
Unrecognized share-based compensation expense recognized weighted average period, years	1 year 4 months 2 days
Weighted-average grant date fair value of restricted stock units granted (in USD per share)	$ 44.37	$ 45.49	$ 48.77
Total fair value of restricted stock units	$ 39,400,000	$ 55,800,000	$ 52,600,000
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of options exercised	$ 200,000	$ 200,000	$ 14,400,000
Shares outstanding (in shares)	0	9,000
Options exercisable (in shares)		9,000	18,000
Weighted average exercise price of exercisable options (in USD per share)		$ 18.68	$ 17.79
The 2005 and 2014 Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved and available for issuance under the plan (in shares)	20,900,000